SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Uncertain tax loss	$ 5,119,000	$ 4,937,000
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received from associates, classified as investing activities	0	0
Sistemas Globales Uruguay S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income arising under subsidiary	$ 49,806,000	$ 18,835,000	$ 29,818,000